CERT NYS

NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

11000222

1-16355

April 4, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 1, 2011 the NYSE Amex LLC (the "Exchange") received from Nuveen Ohio Dividend Advantage Municipal Fund (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

MuniFund Term Preferred Shares of Beneficial Interest, $10.00 liquidation preference per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.